ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

Jonathan S. Upchurch
August 28, 2025	T +1 617 235 4730
Jonathan.upchurch@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	DoubleLine Funds Trust (the “Trust”)

File Nos.: 333-164298 and 811-22378

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), (3) Form N-1A and (4) Regulation S-T is Post-Effective Amendment No. 93 to the Trust’s Registration Statement under the Securities Act and Amendment No. 107 to the Trust’s Registration Statement under the 1940 Act on Form N-1A (“Amendment No. 93/107”).

This Amendment No. 93/107 is being filed to register Class I2 shares of DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Long Duration Total Return Bond Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Shiller Enhanced CAPE, and DoubleLine Shiller Enhanced International CAPE and relates only to this share class. No information contained herein is intended to amend or supersede any prior filing relating to any other series of the Trust.

Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that this Amendment No. 93/107 become effective sixty days after filing.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call me at (617) 235-4730. Thank you for your attention to this matter.

Very truly yours,

/s/ Jonathan Upchurch

Jonathan Upchurch

cc:	Adam D. Rossetti

Carolyn Liu-Hartman

Jeremy C. Smith

Michelle Huynh